Income Taxes (Details Narrative)	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019
Successor [Member]
Income tax description					The Subsidiaries operate in multiple tax jurisdictions throughout the MENA and Asia Pacific regions. NPS is based in the Emirate of Dubai in the UAE where no federal taxation exists and operates in 12 countries, where statutory tax rates generally vary from 0% to 35%. GES is based in the Sultanate of Oman, which has a 15% statutory corporate income tax rate, and also operates in Saudi Arabia, Algeria and Kuwait.
Effective tax rate	27.40%	19.80%	19.50%		24.50%
Successor [Member] | Minimum [Member]
Effective tax rate					19.50%
Successor [Member] | Maximum [Member]
Effective tax rate					27.40%
Successor [Member] | Oman [Member]
Foreign tax rate					15.00%
Predecessor [Member]
Effective tax rate				25.70%